Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense and Other Current Assets, Net

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid VAT	63,712	63,802
Prepaid other service fees (1)	21,415	13,412
Receivables from third-party payment platforms (2)	3,526	5,122
Interest receivables	2,671	676
Receivables for disposal of property and equipment	610	610
Deposits (3)	3,909	305
Prepaid rental expenses (4)	887	294
Others	4,395	4,211
Subtotal	101,125	88,432
Less: allowance for credit loss	(6,290)	(5,919)
Total	94,835	82,513

(1)
Prepaid other service fees mainly consisted of the prepayments for the purchase of hardware and software for deliveries of Teaching and Learning SaaS offerings. The nature of such prepayment was generally short-term.

(2)
Receivables from third-party payment platforms consisted of cash that had been received from customers but held by the third-party payment platforms.

(3)
Deposits mainly consisted of property management deposits and rental deposits, which are refundable within one year.

(4)
The prepaid rental expenses balance represented the prepaid rental expenses for short-term leases.